Revenue (Tables)	12 Months Ended
Jun. 30, 2022
Revenue
Summary of reconciliation of the disaggregated revenue

	For the year ended June 30,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Major products/service lines
—Sales of lifestyle and pop toy products
— Retail sales in self-operated stores	364,638	323,775	555,226
— Product sales to franchisees	4,584,288	5,506,365	5,499,267
— Sales to offline distributors	2,683,829	1,509,840	2,072,061
— Online sales	308,455	663,197	651,039
— Other sales channels	114,204	33,499	220,069
Sub-total	8,055,414	8,036,676	8,997,662
—License fees, sales-based royalties, and sales-based management and consultation service fees
— License fees	78,469	72,392	109,166
— Sales-based royalties	82,444	97,848	97,453
— Sales-based management and consultation service fees	426,731	488,138	478,775
Sub-total	587,644	658,378	685,394
—Others*	335,928	376,605	402,593
	8,978,986	9,071,659	10,085,649

Note:

*	Others mainly represented sales of fixtures to franchisees and distributors.

	For the year ended June 30,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Primary geographical markets
— the PRC	6,044,100	7,291,219	7,442,156
— Other Asian countries excluding the PRC	1,428,035	961,622	1,174,323
— America	1,221,058	584,630	1,189,119
— Europe	172,169	117,214	174,691
— Others	113,624	116,974	105,360
	8,978,986	9,071,659	10,085,649
Timing of revenue recognition
— Point in time	8,391,342	8,413,281	9,321,490
— Over time	587,644	658,378	764,159
Revenue from contracts with customers	8,978,986	9,071,659	10,085,649

Summary of revenue from individual customer contributing over 10% of total revenue

	For the year ended June 30,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Revenue from contracts with customers	N/A*	941,541	N/A*

Note:

*	Less than 10% of the Group’s revenue in the respective year.
(ii)	Contract balances

Summary of receivables, contract liabilities from contracts with customers

		As at June 30,
		2021	2022
	Note	RMB’000	RMB’000
Receivables, which are included in ‘trade and other receivables’	22	315,001	290,681
Contract liabilities
—Current portion		(266,919)	(361,522)
—Non-current portion		(59,947)	(51,658)
Total contract liabilities		(326,866)	(413,180)

	As at June 30,
	2021	2022
	RMB’000	RMB’000
Contract liabilities are analyzed as follows:
—Advance payments received from customers for purchase of goods	235,435	219,192
—Deferred revenue related to license fees	91,431	88,536
—Deferred revenue related to membership fees	—	96,025
—Deferred revenue related to loyalty points	—	9,427
	326,866	413,180

Summary of movements in contract liabilities

Contract
liabilities
RMB’000
Balance at July 1, 2020	292,513
Decrease in contract liabilities as a result of recognizing revenue during the year that was included in the contract liabilities at the beginning of the year	(218,287)
Increase in contract liabilities as a result of receiving advance payment for purchase of goods	235,435
Increase in contract liabilities as a result of receiving payment of license fees	17,205
Balance at June 30, 2021	326,866
Decrease in contract liabilities as a result of recognizing revenue during the year that was included in the contract liabilities at the beginning of the year	(266,919)
Increase in contract liabilities as a result of receiving advance payment for purchase of goods	219,192
Increase in contract liabilities as a result of receiving payment of license fees	28,589
Increase in contract liabilities as a result of receiving payment of membership fees	96,025
Increase in contract liabilities as a result of loyalty points	9,427
Balance at June 30, 2022	413,180